CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated deficit
Outstanding shares at beginning of period (in shares) at Dec. 31, 2021		32,152,857
Equity at beginning of period at Dec. 31, 2021	$ 91,879	$ 32,153	$ 60,770	$ (1,044)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	401		401
Net (loss) income	$ (1,953)			(1,953)
Outstanding shares at end of period (in shares) at Dec. 31, 2022	32,152,857	32,152,857
Equity at end of period at Dec. 31, 2022	$ 90,327	$ 32,153	61,171	(2,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		11,747,143
Issuance of common shares	67,641	$ 11,747	55,894
Equity issuance costs	(5,751)		(5,751)
Share based compensation	474		474
Net (loss) income	$ 1,514			1,514
Outstanding shares at end of period (in shares) at Dec. 31, 2023	43,900,000	43,900,000
Equity at end of period at Dec. 31, 2023	$ 154,205	$ 43,900	$ 111,788	$ (1,483)